Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
During 2025, we did not grant stock options to any of our named executive officers, and we have never granted stock appreciation rights. Our Board of Directors or compensation committee, as applicable, does not grant equity awards on a predetermined schedule, but typically approves equity awards either at regularly scheduled meetings or to become effective during an open trading window. From time to time, our Board of Directors or compensation committee may grant stock options by unanimous written consent. We have not granted, nor do we intend to grant, stock options in anticipation of the release of material, nonpublic information. Further, we have not timed the disclosure of material nonpublic information for the purpose of affecting the value of executive compensation. Awards to our non-employee
directors are granted automatically pursuant to our outside director compensation policy described further in “
Non-Employee
Director Compensation
” above.

Award Timing Method	Our Board of Directors or compensation committee, as applicable, does not grant equity awards on a predetermined schedule, but typically approves equity awards either at regularly scheduled meetings or to become effective during an open trading window. From time to time, our Board of Directors or compensation committee may grant stock options by unanimous written consent.
Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	Our Board of Directors or compensation committee, as applicable, does not grant equity awards on a predetermined schedule, but typically approves equity awards either at regularly scheduled meetings or to become effective during an open trading window. From time to time, our Board of Directors or compensation committee may grant stock options by unanimous written consent.
MNPI Disclosure Timed for Compensation Value	true